Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Statement of changes in equity [abstract]
Schedule of capital components

	2017 $	2016 $
Cash and cash equivalents	11,836,119	12,034,282
Short-term investments	—	2,088,800
Shareholders’ equity	8,283,846	10,689,620